Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Direxion Funds
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly High Yield Bull 1.2X Fund
Class Name	Investor
Trading Symbol	DXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly High Yield Bull 1.2X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly High Yield Bull 1.2X Fund	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three U.S. high-yield corporate bond ETFs, which is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. During the Annual Period the index benefited from stable credit spreads and a favorable carry backdrop as moderating inflation and a resilient U.S. economy supported demand for below-investment-grade debt. Performance was led by higher-quality BB-rated bonds, which outperformed lower-rated cohorts as investors favored income with moderate credit risk. Energy, communications, and consumer cyclicals were among the strongest industry contributors. Duration exposure remained limited, and returns were largely driven by spread compression and coupon income rather than rate movements.
For the Annual Period, the Solactive High Yield Beta Index returned 8.00% and had volatility of 5.63%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned 6.46%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 9.65%. Factors that may materially impact Fund performance, include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/17/2016)
Direxion Monthly High Yield Bull 1.2X Fund	6.46	3.02	4.82
S&P 500® Index	15.88	14.74	15.52
Solactive High Yield Beta Index	8.00	4.92	6.10

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 7,204,285
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 138,456
Investment Company Portfolio Turnover	913.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$7,204,285
Number of Holdings	4
Net Advisory Fee	$138,456
Portfolio Turnover	913%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Investment Companies	80.0%
Total Return Swap Contracts	40.0%
Total (as % of net assets)	120.0%

Constituents of Index	(%)
iShares iBoxx High Yield Corporate Bond ETF	33.4%
SPDR Bloomberg High Yield Bond ETF	33.3%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	33.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ-100 Bull 1.25X Fund
Class Name	Investor
Trading Symbol	DXNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly NASDAQ-100 Bull 1.25X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.25X Fund seeks to provide 125% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies included in the index have an average daily trading volume of at least 200,000 shares. During the Annual Period gains were concentrated in the largest mega-cap technology and communication services companies, which continued to drive index performance. The information technology sector, particularly semiconductor and software names, delivered strong returns supported by robust demand for artificial intelligence and cloud infrastructure. Communication Services also contributed meaningfully, led by digital advertising and streaming platforms. While large-cap growth stocks outperformed, volatility increased as investors rotated among high-valuation segments within the index.
For the Annual Period, the NASDAQ-100® Index returned 20.52% and had volatility of 23.96%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 21.44%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 25.83%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	21.44	15.08	21.99
NASDAQ-100® Index	20.52	15.00	20.30
NASDAQ Composite Index	21.95	13.60	18.12

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 8,775,965
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	820.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$8,775,965
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	820%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	68.0%
Investment Companies	57.0%
Total (as % of net assets)	125.0%

Index Composition	(%)
Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.2%
Consumer Staples	5.0%
Industrials	4.6%
Health Care	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Financials	0.4%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.6%
Microsoft Corp.	8.7%
Apple, Inc.	7.9%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.4%
Meta Platforms, Inc. Class A	3.7%
Netflix, Inc.	2.9%
Alphabet Inc. Class A	2.8%
Tesla, Inc.	2.8%
Alphabet Inc. Class C	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly NASDAQ 100 Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly NASDAQ 100 Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	$151	1.32%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly NASDAQ-100® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies included in the index have an average daily trading volume of at least 200,000 shares. During the Annual Period gains were concentrated in the largest mega-cap technology and communication services companies, which continued to drive index performance. The information technology sector, particularly semiconductor and software names, delivered strong returns supported by robust demand for artificial intelligence and cloud infrastructure. Communication services also contributed meaningfully, led by digital advertising and streaming platforms. While large-cap growth stocks outperformed, volatility increased as investors rotated among high-valuation segments within the index.
For the Annual Period, the NASDAQ-100® Index returned 20.52% and had volatility of 23.96%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 1.75X Fund returned 28.94%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 36.57%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	28.94	18.39	30.87
NASDAQ-100® Index	20.52	15.00	19.67
NASDAQ Composite Index	21.95	13.60	17.29

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 531,022,814
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 3,553,113
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$531,022,814
Number of Holdings	5
Net Advisory Fee	$3,553,113
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	122.9%
Investment Companies	52.1%
Total (as % of net assets)	175.0%

Index Composition	(%)
Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.2%
Consumer Staples	5.0%
Industrials	4.6%
Health Care	4.6%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Financials	0.4%
Real Estate	0.2%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	9.6%
Microsoft Corp.	8.7%
Apple, Inc.	7.9%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.4%
Meta Platforms, Inc. Class A	3.7%
Netflix, Inc.	2.9%
Alphabet Inc. Class A	2.8%
Tesla, Inc.	2.8%
Alphabet Inc. Class C	2.7%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly S&P 500 Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly S&P 500 Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly S&P 500® Bull 1.75X Fund	$149	1.35%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly S&P 500® Bull 1.75X Fund seeks to provide 175% of the calendar month return of the S&P 500® Index. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Stocks are selected based on market capitalization, financial viability of the company and the public float, liquidity and price of a company’s shares outstanding. The index is a float-adjusted, market capitalization-weighted index. During the Annual Period, the index advanced on broad corporate earnings growth, with large-cap technology and consumer discretionary sectors leading performance. Information technology, especially semiconductor and hardware companies, was a key driver, while consumer discretionary benefited from resilient household spending. Industrials also added positively as supply chains normalized and capital expenditures remained solid. In contrast, defensive sectors such as utilities and consumer staples lagged amid a risk-on environment. Market leadership remained concentrated in the largest companies, though breadth modestly improved relative to prior periods.
For the Annual Period, the S&P 500® Index returned 15.88% and had volatility of 18.95%. Given the calendar month investment objective of the Fund, and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly S&P 500® Bull 1.75X Fund returned 20.92%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 28.11%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly S&P 500® Bull 1.75X Fund	20.92	20.08	21.66
S&P 500® Index	15.88	14.74	14.60

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 122,155,327
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 882,269
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$122,155,327
Number of Holdings	4
Net Advisory Fee	$882,269
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	128.6%
Investment Companies	46.4%
Total (as % of net assets)	175.0%

Index Composition	(%)
Information Technology	33.5%
Financials	14.0%
Health Care	10.5%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	5.2%
Energy	3.0%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	8.1%
Microsoft Corp.	7.4%
Apple, Inc.	5.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.6%
Alphabet Inc. Class A	2.1%
Alphabet Inc. Class C	1.7%
Berkshire Hathaway Inc. Class B	1.6%
Tesla, Inc.	1.6%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly Small Cap Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly Small Cap Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly Small Cap Bull 1.75X Fund	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly Small Cap Bull 1.75X Fund seeks to provide 175% of the calendar month return of the Russell 2000® Index. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. During the Annual Period small-cap equities saw more modest gains, as tighter financing conditions and elevated rate sensitivity weighed on performance. Strength in industrials and select energy companies was partially offset by weakness in regional banks, health care, and unprofitable technology names. Investor preference for large-cap growth limited flows into small- and micro-cap segments, while higher volatility reflected the index’s greater exposure to domestically focused and more rate-sensitive industries.
For the Annual Period, the Russell 2000® Index returned 8.17% and had volatility of 23.63%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly Small Cap Bull 1.75X Fund returned 5.65%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 11.90%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly Small Cap Bull 1.75X Fund	5.65	10.36	8.68
S&P 500® Index	15.88	14.74	14.60
Russell 2000 Index	8.17	10.13	8.88

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 9,247,869
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 44,682
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,247,869
Number of Holdings	5
Net Advisory Fee	$44,682
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	121.2%
Investment Companies	53.8%
Total (as % of net assets)	175.0%

Index Composition	(%)
Financials	18.9%
Industrials	18.4%
Health Care	15.5%
Consumer Discretionary	12.2%
Information Technology	12.0%
Real Estate	6.4%
Energy	5.1%
Materials	3.7%
Consumer Staples	3.6%
Utilities	2.2%
Communication Services	2.0%

Top 10 Constituents of Index	(%)
Credo Technology Group Holding Ltd.	0.7%
Fabrinet	0.4%
Kratos Defense and Security Solutions, Inc.	0.4%
Bloom Energy Corp.	0.4%
IonQ, Inc.	0.4%
The Ensign Group, Inc.	0.4%
Nextracker, Inc.	0.3%
SPX Technologies, Inc.	0.3%
Chart Industries, Inc.	0.3%
UMB Financial Corp.	0.3%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund
Class Name	Investor
Trading Symbol	DXKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	$134	1.35%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund seeks to provide 175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. During the Annual Period intermediate-duration Treasuries experienced fluctuating yields amid shifting Federal Reserve policy expectations and evolving inflation data. Early-period gains were driven by expectations of eventual rate cuts, while later volatility reflected changing market views on the pace and timing of monetary easing. Seven- to ten-year maturities remained sensitive to changes in the real yield curve, with auction dynamics and foreign demand also influencing returns. Overall, price movements and carry produced moderate gains, while volatility reflected uncertainty surrounding policy and supply conditions.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 2.94% and had volatility of 6.22%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund returned -1.42%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of 4.93%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	-1.42	-9.36	-2.00
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
ICE U.S. Treasury 7-10 Year Bond Index	2.94	-2.22	1.22

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 23,532,381
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 41,115
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$23,532,381
Number of Holdings	5
Net Advisory Fee	$41,115
Portfolio Turnover	296%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	128.1%
Investment Companies	46.9%
Total (as % of net assets)	175.0%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.7%
US 10 Year T-Note, 4.375% 2034-05-15	8.7%
US 10 Year T-Note, 4.250% 2034-11-15	8.6%
US 10 Year T-Note, 4.250% 2035-05-15	8.6%
US 10 Year T-Note, 4.500% 2033-11-15	8.4%
US 10 Year T-Note, 4.000% 2034-02-15	8.4%
US 10 Year T-Note, 3.875% 2034-08-15	8.3%
US 10 Year T-Note, 3.875% 2033-08-15	7.5%
US 10 Year T-Note, 4.125% 2032-11-15	7.1%
US 10 Year T-Note, 3.500% 2033-02-15	6.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor
Shareholder Report [Line Items]
Fund Name	Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund
Class Name	Investor
Trading Symbol	DXKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund seeks to provide -175% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. During the Annual Period intermediate-duration Treasuries experienced fluctuating yields amid shifting Federal Reserve policy expectations and evolving inflation data. Early-period gains were driven by expectations of eventual rate cuts, while later volatility reflected changing market views on the pace and timing of monetary easing. Seven- to ten-year maturities remained sensitive to changes in the real yield curve, with auction dynamics and foreign demand also influencing returns. Overall, price movements and carry produced moderate gains, while volatility reflected uncertainty surrounding policy and supply conditions.
For the Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 2.94% and had volatility of 6.22%. Given the calendar month investment objective of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund returned 5.69%, while the model, which incorporates the impact of the monthly rebalancing resulting in compounding and the index’s volatility, provided a return of -5.73%. Factors that may materially impact Fund performance include the volatility of the Fund’s index, compounding, return of the securities and derivatives held by the Fund, financing rates paid or earned, the types of derivative instruments used by the Fund and the correlation of such derivatives to the Fund’s index and other miscellaneous factors.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	5.69	9.90	0.16
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12
ICE U.S. Treasury 7-10 Year Bond Index	2.94	-2.22	1.22

Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 1,287,904
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$1,287,904
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Market Exposure	(%)
Total Return Swap Contracts	-175.0%
Total (as % of net assets)	-175.0%

Top 10 Constituents of Index	(%)
US 10 Year T-Note, 4.625% 2035-02-15	8.7%
US 10 Year T-Note, 4.375% 2034-05-15	8.7%
US 10 Year T-Note, 4.250% 2034-11-15	8.6%
US 10 Year T-Note, 4.250% 2035-05-15	8.6%
US 10 Year T-Note, 4.500% 2033-11-15	8.4%
US 10 Year T-Note, 4.000% 2034-02-15	8.4%
US 10 Year T-Note, 3.875% 2034-08-15	8.3%
US 10 Year T-Note, 3.875% 2033-08-15	7.5%
US 10 Year T-Note, 4.125% 2032-11-15	7.1%
US 10 Year T-Note, 3.500% 2033-02-15	6.8%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Investor Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Investor Class
Trading Symbol	HCYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Investor Class	$115	1.12%
[1]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the course of the Annual Period, markets presented a dynamic backdrop shaped by evolving economic indicators, shifting monetary policy expectations, and emerging global investment trends. United States equity indices broadly ended the period near record highs, despite heightened volatility and signs of a softening labor market heading into late summer 2025. International markets also participated in the gains, supported by a weaker United States dollar and widespread anticipation of interest rate cuts by global central banks.
The Federal Reserve’s stance evolved as labor market data showed increasing signs of weakness. Investors responded to ongoing tariff revisions and their lagged impact on inflation, as well as to a more cautious outlook surrounding the September seasonality, which has historically brought elevated equity volatility. Meanwhile, fixed income markets benefited from moderating Treasury yields. Economic growth remained solid, buoyed by unprecedented capital expenditures in the artificial intelligence sector, while corporate earnings consistently exceeded analyst expectations, providing a strong foundation for continued market strength.
The portfolio management team at Hilton Capital Management maintained its disciplined investment process, which has been in place for nearly 25 years. This process involves evaluating key economic data, identifying inflection points, developing a medium- to long-term outlook based on changing conditions, and allocating capital accordingly. The team actively manages risk-on and risk-off positioning across several dimensions: overall equity allocation (with 40 percent considered a neutral weight), sector exposures within equities, credit versus United States Treasuries within fixed income, and duration, or interest rate sensitivity.
Throughout the Annual Period, the portfolio maintained a modestly risk-on posture, which served investors well. This was reflected in an equity allocation above 40 percent and an emphasis on credit exposure. Sector positioning was overweight technology and financials, benefiting from both the artificial intelligence investment cycle and a lower interest rate environment. In retrospect, the primary area of caution was duration. The fixed income portfolio maintained a relatively short duration due to concerns that tariffs could reignite inflation and push rates higher—an outcome that did not materialize.
At the end of the Annual Period, The Hilton Tactical Income Fund held 2.7% in cash, 46.4% in equities, and 50.9% in fixed income.

Top Contributors
↑	American Healthcare REIT, Inc.
↑	JPMorgan Chase & Co.
↑	Wells Fargo & Co.
↑	Taiwan Semiconductor Manufacturing Co. Ltd.
↑	Meta Platforms, Inc.

Top Detractors
↓	Booz Allen Hamilton Holding Corp.
↓	Eli Lilly & Co.
↓	Merck & Co., Inc.
↓	UnitedHealth Group, Inc.
↓	Accenture PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Investor Class	5.63	5.71	5.41
S&P 500® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 125,042,754
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 702,105
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$125,042,754
Number of Holdings	102
Net Advisory Fee	$702,105
Portfolio Turnover	92%
Distribution Yield - Investor Class	3.60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
U.S. Treasury Note, 4.13%, 11/30/2029	6.3%
iShares MBS ETF	5.4%
JPMorgan Nasdaq Equity Premium Income ETF	5.3%
Janus Henderson AAA CLO ETF	4.5%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.8%
JPMorgan Equity Premium Income ETF	3.5%
Vanguard Intermediate-Term Corporate Bond ETF	2.5%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%

Security Type	(%)
Investment Companies	39.5%
Common Stocks	32.4%
Corporate Bonds	19.1%
U.S. Treasury Securities	6.3%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	50.9%
Equity	46.4%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion
Institutional Class
Shareholder Report [Line Items]
Fund Name	Hilton Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	HCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hilton Tactical Income Fund for the period of September 1, 2024 to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
Additional Information Phone Number	866-476-7523
Additional Information Website	https://connect.rightprospectus.com/Direxion
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hilton Tactical Income Fund Institutional Class	$90	0.87%
[2]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the course of the Annual Period, markets presented a dynamic backdrop shaped by evolving economic indicators, shifting monetary policy expectations, and emerging global investment trends. United States equity indices broadly ended the period near record highs, despite heightened volatility and signs of a softening labor market heading into late summer 2025. International markets also participated in the gains, supported by a weaker United States dollar and widespread anticipation of interest rate cuts by global central banks.
The Federal Reserve’s stance evolved as labor market data showed increasing signs of weakness. Investors responded to ongoing tariff revisions and their lagged impact on inflation, as well as to a more cautious outlook surrounding the September seasonality, which has historically brought elevated equity volatility. Meanwhile, fixed income markets benefited from moderating Treasury yields. Economic growth remained solid, buoyed by unprecedented capital expenditures in the artificial intelligence sector, while corporate earnings consistently exceeded analyst expectations, providing a strong foundation for continued market strength.
The portfolio management team at Hilton Capital Management maintained its disciplined investment process, which has been in place for nearly 25 years. This process involves evaluating key economic data, identifying inflection points, developing a medium- to long-term outlook based on changing conditions, and allocating capital accordingly. The team actively manages risk-on and risk-off positioning across several dimensions: overall equity allocation (with 40 percent considered a neutral weight), sector exposures within equities, credit versus United States Treasuries within fixed income, and duration, or interest rate sensitivity.
Throughout the Annual Period, the portfolio maintained a modestly risk-on posture, which served investors well. This was reflected in an equity allocation above 40 percent and an emphasis on credit exposure. Sector positioning was overweight technology and financials, benefiting from both the artificial intelligence investment cycle and a lower interest rate environment. In retrospect, the primary area of caution was duration. The fixed income portfolio maintained a relatively short duration due to concerns that tariffs could reignite inflation and push rates higher—an outcome that did not materialize.
At the end of the Annual Period, The Hilton Tactical Income Fund held 2.7% in cash, 46.4% in equities, and 50.9% in fixed income.

Top Contributors
↑	American Healthcare REIT, Inc.
↑	JPMorgan Chase & Co.
↑	Wells Fargo & Co.
↑	Taiwan Semiconductor Manufacturing Co. Ltd.
↑	Meta Platforms, Inc.

Top Detractors
↓	Booz Allen Hamilton Holding Corp.
↓	Eli Lilly & Co.
↓	Merck & Co., Inc.
↓	UnitedHealth Group, Inc.
↓	Accenture PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Hilton Tactical Income Fund Institutional Class	5.78	5.94	5.66
S&P 500® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80
Bloomberg Intermediate US Government/Credit Bond Index	4.70	0.73	2.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
Net Assets	$ 125,042,754
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 702,105
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$125,042,754
Number of Holdings	102
Net Advisory Fee	$702,105
Portfolio Turnover	92%
Distribution Yield - Institutional Class	3.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top Holdings	(%)
U.S. Treasury Note, 4.13%, 11/30/2029	6.3%
iShares MBS ETF	5.4%
JPMorgan Nasdaq Equity Premium Income ETF	5.3%
Janus Henderson AAA CLO ETF	4.5%
JPMorgan Income ETF	4.0%
Simplify MBS ETF	3.8%
JPMorgan Equity Premium Income ETF	3.5%
Vanguard Intermediate-Term Corporate Bond ETF	2.5%
Microsoft Corp.	2.2%
Alphabet, Inc. - Class A	2.2%

Security Type	(%)
Investment Companies	39.5%
Common Stocks	32.4%
Corporate Bonds	19.1%
U.S. Treasury Securities	6.3%
Cash & Other	2.7%

Market Exposure	(%)
Fixed Income	50.9%
Equity	46.4%
Other	2.7%
Total (as % of net assets)	100.0%

Updated Prospectus Web Address	https://connect.rightprospectus.com/Direxion

[1]
*	Annualized.

[2]
*	Annualized.